UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment	[ ]; Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Old Mutual Capital, Inc.
Address:	4643 S. Ulster Street, 6th Floor
		Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James F. Lummanick
Title:	Chief Compliance Officer
Phone:	720.200.7600


Signature, Place, and Date of Signing:

/s/ James F. Lummanick		Denver, Colorado	January 27, 2010

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[X]	13F COMBINATION REPORT. (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------	----------------------------------------
028-05990		Acadian Asset Management LLC
028-04895		Analytic Investors, LLC
028-12481		Ashfield Capital Partners, LLC
028-01006		Barrow Hanley Mewhinney & Strauss Inc.
028-10679		Clough Capital Partners, LP
028-10449		Columbus Circle Investors
028-11628		Copper Rock Capital Partners LLC
028-11912		Dwight Asset Management Company LLC
028-01666		Eagle Asset Management, Inc.
028-04321		Heitman Real Estate Securities LLC
028-01874		Munder Capital Management
028-04041		Thompson Siegel & Walmsley LLC
028-02924		Turner Investment Partners, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total:     $603,639

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	028-11931		Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    17287    81981 SH       DEFINED 01            81981        0        0
  ALLSTATE CORP                  COM              020002101    27058   900724 SH       DEFINED 01           900724        0        0
  BP AMOCO PLC                   ADS              055622104     8499   146605 SH       DEFINED 01           146605        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670207    26640     8107 SH       DEFINED 01             8107        0        0
  COMCAST "A SPL"                CL A             20030N200    25752  1608480 SH       DEFINED 01          1608480        0        0
  CISCO SYSTEMS INC              COM              17275R102    25020  1045113 SH       DEFINED 01          1045113        0        0
  CVS CORP                       COM              126650100    31147   967010 SH       DEFINED 01           967010        0        0
  DELL, INC.                     COM              24702R101     7733   538502 SH       DEFINED 01           538502        0        0
  EL PASO CORP                   COM              28336L109    14820  1507680 SH       DEFINED 01          1507680        0        0
  EXELON CORPORATION             COM              30161N101    22893   468452 SH       DEFINED 01           468452        0        0
  GOOGLE INCORPORATED            COM              38259P508    17762    28650 SH       DEFINED 01            28650        0        0
  HALLIBURTON CO                 COM              406216101    10039   333618 SH       DEFINED 01           333618        0        0
  INTEL CORP                     COM              458140100    17640   864719 SH       DEFINED 01           864719        0        0
  JOHNSON & JOHNS                COM              478160104    30463   472957 SH       DEFINED 01           472957        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    21139   507301 SH       DEFINED 01           507301        0        0
  MEDTRONIC                      COM              585055106    23230   528184 SH       DEFINED 01           528184        0        0
  METLIFE INC                    COM              59156R108    29191   825760 SH       DEFINED 01           825760        0        0
  MERCK & CO                     COM              58933Y105    17729   485186 SH       DEFINED 01           485186        0        0
  MICROSOFT CORP                 COM              594918104    22323   732135 SH       DEFINED 01           732135        0        0
  NRG ENERGY INC                 COM              629377508    19533   827326 SH       DEFINED 01           827326        0        0
  PEPSICO INC                    COM              713448108    23620   388484 SH       DEFINED 01           388484        0        0
  PFIZER INC                     COM              717081103    19873  1092547 SH       DEFINED 01          1092547        0        0
  STATE STREET CORP              COM              857477103    26674   612629 SH       DEFINED 01           612629        0        0
  TEXAS INSTRUMENTS INC          COM              882508104    15398   590851 SH       DEFINED 01           590851        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102    23705   777707 SH       DEFINED 01           777707        0        0
  UNITED PARCEL SERVICES         CL B             911312106    16093   280516 SH       DEFINED 01           280516        0        0
  WAL-MART STORES                COM              931142103    26823   501839 SH       DEFINED 01           501839        0        0
  EXXON MOBIL COR                COM              30231G102    27086   397209 SH       DEFINED 01           397209        0        0
  ZIMMER HOLDINGS INC            COM              98956P102     8469   143281 SH       DEFINED 01           143281        0        0

S REPORT SUMMARY             29     DATA RECORDS          603639                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
